
                                                                ------------------------------
                                  UNITED STATES                         OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION       ------------------------------
                             Washington, D.C. 20549              OMB Number:        3235-0006
                                                                 Expires:   February 28, 1997
                                                                 Estimated average burden
                                                                 Hours per response.... 24.60
                                    FORM 13F                    ------------------------------
                                                                ------------------------------
                                                                         SEC USE ONLY
                                                                ------------------------------

                                                                ------------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

    Lawrence T. Perera
--------------------------------------------------------------------------------
 Name of Institutional Investment Manager

    Hemenway & Barnes         60 State Street     Boston,      MA         02109
--------------------------------------------------------------------------------
 Business Address             (Street)            (City)       (State)    (Zip)

    (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------ATTENTION------------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of May, 2004.

                                     Lawrence T. Perera
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alph abetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

 Name:                                13F File No.:     Name:                                13F File No.:
 1. Lawrence Coolidge                 28-252            6. Michael J. Puzo (25)*             28-06165
---------------------------------    --------------    ---------------------------------    --------------
 2. John M. Cornish                   28-5362           7. Kurt F. Somerville (32)*          28-10379
---------------------------------    --------------    ---------------------------------    --------------
 3. Fiduciary Trust Co.               28-471            8. Welch & Forbes, Inc.              28-262
---------------------------------    --------------    ---------------------------------    --------------
 4. Marion Fremont-Smith              28-2724           9.
---------------------------------    --------------    ---------------------------------    --------------
 5. Roy A. Hammer                     28-5798           10.
---------------------------------    --------------    ---------------------------------    --------------

* Refers to manager number on attached detail in Item 7.

275059                                                           SEC 1685 (5/91)

                                                                                                                            PAGE: 1
AS OF: MARCH 31, 2004                                         FORM 13F                       SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:             ITEM 2:         ITEM 3:           ITEM 4:         ITEM 5:     ITEM 6:       ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER   FAIR MARKET VALUE   SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                                                       PRINCIPAL   DISCRETION                  (A)    (B)      (C)
                                                                        AMOUNT     (A) (B) (C)                SOLE   SHARED   NONE
ABBOTT LABS         COMMON STOCK      002824100         1093260           26600            xx                         25800
                                                                                           xx        32                 800

AMERICAN            COMMON STOCK      026874107         1455754           20403            xx                         13311
INTERNATIONAL                                                                              xx        32                7092
GROUP INC

AMGEN INC           COMMON STOCK      031162100         1597729           27476            xx                         15188
                                                                                           xx        25                3200
                                                                                           xx        32                9088

ANALOG DEVICES,     COMMON STOCK      032654105         1117433           23275            xx                         16475
INC.                                                                                       xx        25                3000
                                                                                           xx        32                3800

AUTOMATIC DATA      COMMON STOCK      053015103         1233540           29370            xx                         24370
PROCESSING                                                                                 xx        25                5000


AVERY DENNISON      COMMON STOCK      053611109          844501           13575            xx                         11575
CORP                                                                                       xx        25                2000

BP PLC ADR          COMMON STOCK      055622104         2742682           53568            xx                         39996
                                                                                           xx        25                7172
                                                                                           xx        32                6400

BEA SYSTEMS INC     CORPORATE BONDS   073325AD4         1109144         1105000            xx                        895000
                                                                                           xx        32              210000

BERKSHIRE           CLASS B           084670207         1020411             328            xx                           223
HATHAWAY INC                                                                               xx        25                 105

BRISTOL-MYERS       COMMON STOCK      110122108          604902           24965            xx                         18465
SQUIBB CO                                                                                  xx        25                6500

                                                                                                                            PAGE: 2
AS OF: MARCH 31, 2004                                         FORM 13F                       SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:             ITEM 2:         ITEM 3:           ITEM 4:         ITEM 5:     ITEM 6:       ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER   FAIR MARKET VALUE   SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                                                       PRINCIPAL   DISCRETION                  (A)    (B)      (C)
                                                                        AMOUNT     (A) (B) (C)                SOLE   SHARED   NONE
CANADIAN            COMMON STOCK      136375102          496030           12612            xx                         11112
NATIONAL RAILWAY                                                                           xx        25                1500
CO

CATERPILLAR INC.    COMMON STOCK      149123101          680002            8600            xx                          8600

CHEVRONTEXACO       COMMON STOCK      166764100          525363            5985            xx                          5985
CORP

CHUBB               COMMON STOCK      171232101          375516            5400            xx                          4500
CORPORATION                                                                                xx        32                 900

CISCO SYS INC       COMMON STOCK      17275R102          559670           23745            xx                          8245
                                                                                           xx        25                1800
                                                                                           xx        32               13700
CITIGROUP INC       COMMON STOCK      172967101          361900            7000            xx                          7000

COCA COLA CO        COMMON STOCK      191216100          534890           10634            xx                          8934
                                                                                           xx        32                1700

COLGATE             COMMON STOCK      194162103          286520            5200            xx                          5200
PALMOLIVE CO.

COMCAST CORP.       SPL A             20030N200          215240            7718            xx                           323
                                                                                           xx        32                7395

WALT DISNEY         COMMON STOCK      254687106          254898           10200            xx                          5000
COMPANY                                                                                    xx        25                4200
                                                                                           xx        32                2000

E I DU PONT DE      COMMON STOCK      263534109         1164765           27588            xx                         27088
NEMOURS & CO                                                                               xx        32                 500

                                                                                                                            PAGE: 3
AS OF: MARCH 31, 2004                                         FORM 13F                       SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:             ITEM 2:         ITEM 3:           ITEM 4:         ITEM 5:     ITEM 6:       ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER   FAIR MARKET VALUE   SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                                                       PRINCIPAL   DISCRETION                  (A)    (B)      (C)
                                                                        AMOUNT     (A) (B) (C)                SOLE   SHARED   NONE
EMC CORP           COMMON STOCK      268648102          662467           48675             xx                         36175
                                                                                           xx        25                8900
                                                                                           xx        32                3600

EMERSON ELECTRIC   COMMON STOCK      291011104         1466542           24475             xx                         18075
CO                                                                                         xx        25                4000
                                                                                           xx        32                2400

ENCANA CORP.       COMMON STOCK      292505104         1006852           23350             xx                         17850
                                                                                           xx        25                1600
                                                                                           xx        32                3900

EXXON MOBIL CORP   COMMON STOCK      30231G102         4706033          113153             xx                        100501
                                                                                           xx        25                8480
                                                                                           xx        32                4172

FIRST TENNESSEE    COMMON STOCK      337162101          226575            4750             xx                          4750
NATIONAL CORP

FUEL CELL ENERGY   COMMON STOCK      35952H106          277980           20500             xx                         15800
INC                                                                                        xx        32                4700

GANNETT CO.        COMMON STOCK      364730101          218852            2483             xx                           183
                                                                                           xx        32                2300

GENERAL ELECTRIC   COMMON STOCK      369604103         3557533          116564             xx                         98764
CO                                                                                         xx        25               11000
                                                                                           xx        32                6800

GENERAL MILLS      COMMON STOCK      370334104          233400            5000             xx                          5000
INC.

GILEAD SCIENCES    COMMON STOCK      375558103          280023            5050             xx                          2650
                                                                                           xx        32                2400

                                                                                                                            PAGE: 4
AS OF: MARCH 31, 2004                                         FORM 13F                       SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:             ITEM 2:         ITEM 3:           ITEM 4:         ITEM 5:     ITEM 6:       ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER   FAIR MARKET VALUE   SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                                                       PRINCIPAL   DISCRETION                  (A)    (B)      (C)
                                                                        AMOUNT     (A) (B) (C)                SOLE   SHARED   NONE
HELMERICH &        COMMON STOCK       423452101          312285            10900           xx                          7800
PAYNE INC.                                                                                 xx       25                 1000
                                                                                           xx       32                 2100

HEWLETT- PACKARD   COMMON STOCK       428236103          331180            14500           xx                          8500
CO                                                                                         xx       25                 6000

INTEL              COMMON STOCK       458140100         2865982           105367           xx                         77467
CORPORATION                                                                                xx       25                12000
                                                                                           xx       32                15900

INTL BUSINESS      COMMON STOCK       459200101         1453092            15822           xx                         12696
MACHINES                                                                                   xx       32                 3126

IVAX CORP.         CORPORATE BONDS    465823AG7         1491594          1475000           xx                       1215000
                                                                                           xx       25                50000
                                                                                           xx       32               210000

JEFFERSON-PILOT    COMMON STOCK       475070108         2185877            39736           xx                         36436
CORP                                                                                       xx       32                 3300

JOHNSON &          COMMON STOCK       478160104         2836465            55924           xx                         45100
JOHNSON                                                                                    xx       25                 7300
                                                                                           xx       32                 3524

KOPIN              COMMON STOCK       500600101          430610            74500           xx                         47100
                                                                                           xx       25                15000
                                                                                           xx       32                12400

ELI LILLY & CO     COMMON STOCK       532457108          620765             9279           xx                          6079
                                                                                           xx       32                 3200

MARSH &            COMMON STOCK       571748102          333360             7200           xx       25                 5600
MCLENNAN INC                                                                               xx       32                 1600

                                                                                                                            PAGE: 5
AS OF: MARCH 31, 2004                                         FORM 13F                       SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:             ITEM 2:         ITEM 3:           ITEM 4:         ITEM 5:     ITEM 6:       ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER   FAIR MARKET VALUE   SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                                                       PRINCIPAL   DISCRETION                  (A)    (B)      (C)
                                                                        AMOUNT     (A) (B) (C)                SOLE   SHARED   NONE
MAY DEPT. STORES   COMMON STOCK      577778103           204714           5920              xx                         1920
                                                                                            xx       25                4000

MERCK & CO INC     COMMON STOCK      589331107          2987863          67614              xx                        51862
                                                                                            xx       25                8700
                                                                                            xx       32                7052

MICROSOFT CORP     COMMON STOCK      594918104          1064112          42684              xx                        38284
                                                                                            xx       32                4400

NEW YORK TIMES     CL A              650111107         10531004         238258              xx                       238258
CO.

NOKIA CORP ADR A   COMMON STOCK      654902204           549588          27100              xx                        22300
                                                                                            xx       25                4000
                                                                                            xx       32                 800

PEPSICO INC.       COMMON STOCK      713448108          1393423          25876              xx                        12676
                                                                                            xx       25               11000
                                                                                            xx       32                2200

PFIZER INC         COMMON STOCK      717081103           791780          22590              xx                        17990
                                                                                            xx       32                4600

PROCTER & GAMBLE   COMMON STOCK      742718109          2301067          21940              xx                        21940
CO

ROYAL DUTCH        NY REG SHS        780257804           275964           5800              xx                         5800
PETROLEUM CO       PAR N GLDR
                   1.25

J M SMUCKER CO     COMMON STOCK      832696405          1199426          22725              xx                        18125
NEW                                                                                         xx       25                1600
                                                                                            xx       32                3000

                                                                                                                            PAGE: 6
AS OF: MARCH 31, 2004                                         FORM 13F                       SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:             ITEM 2:         ITEM 3:           ITEM 4:         ITEM 5:     ITEM 6:       ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS   CUSIP NUMBER   FAIR MARKET VALUE   SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                                                       PRINCIPAL   DISCRETION                  (A)    (B)      (C)
                                                                        AMOUNT     (A) (B) (C)                SOLE   SHARED   NONE
SNAP ON INC        COMMON STOCK       833034101            347655       10750              xx                          7850
                                                                                           xx        32                2900

STATE STREET CORP  COMMON STOCK       857477103           1389265       26650              xx                         24350
                                                                                           xx        32                2300


SYSCO CORP         COMMON STOCK       871829107            827860       21200              xx                         21200

3 M COMPANY        COMMON STOCK       88579Y101           1874659       22898              xx                         21698
                                                                                           xx        25                1000
                                                                                           xx        32                 200

UNION PACIFIC      COMMON STOCK       907818108            278163        4650              xx                          2650
CORP                                                                                       xx        25                2000

UNITED NATURAL     COMMON STOCK       911163103            280546        5800              xx                          4000
FOODS INC                                                                                  xx        32                1800

UNITED             COMMON STOCK       913017109            579763        6718              xx                          6718
TECHNOLOGIES

WAL MART STORES    COMMON STOCK       931142103            269799        4520              xx                           220
INC                                                                                        xx        32                4300

WELLS FARGO & CO   COMMON STOCK       949746101            409781        7231              xx                          4231
(NEW)                                                                                      xx        32                3000

WYETH              COMMON STOCK       983024100            316246        8422              xx                          8422

ZIONS BANCORP      COMMON STOCK       989701107            271225        4750              xx                          4750

TOTAL:                                                 71,915,520